Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

17 Intangible assets

Intangible assets, such as internally generated software and goodwill generated on business combinations are not physical in nature. This note presents the cost of the assets, which is the amount NatWest Group initially paid or incurred, additions and disposals during the year, and any amortisation or impairment. Amortisation is a charge that reflects the usage of the asset and impairment is a reduction in value arising from specific events identified during the year.

For accounting policy information see Accounting policies notes 5 and 6.

	2021			2020
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,939	2,592	12,531	9,980	2,293	12,273
Currency translation and other adjustments	—	29	29	—	(1)	(1)
Additions	—	479	479	—	348	348
Disposals and write-off of fully amortised assets	—	(50)	(50)	(41)	(48)	(89)
At 31 December	9,939	3,050	12,989	9,939	2,592	12,531

Accumulated amortisation and impairment
At 1 January	4,332	1,544	5,876	4,373	1,278	5,651
Currency translation and other adjustments	—	31	31	—	1	1
Disposals and write-off of fully amortised assets	—	(28)	(28)	(41)	(26)	(67)
Impairment of intangible assets	85	2	87	—	9	9
Amortisation charge for the year	—	300	300	—	282	282
At 31 December	4,417	1,849	6,266	4,332	1,544	5,876

Net book value at 31 December	5,522	1,201	6,723	5,607	1,048	6,655

(1)	Principally internally generated software.

Intangible assets and goodwill are reviewed for indicators of impairment. In 2021 £85 million of goodwill was impaired due to a reduction in the recoverable value.

NatWest Group’s goodwill acquired in business combinations analysed by reportable segment is in Note 4 Segmental analysis. It is reviewed annually at 31 December for impairment. In 2021 goodwill in the Retail segment was impaired by £85 million. No other impairment was indicated at 31 December 2021 or 2020.

Impairment testing involves the comparison of the carrying value of each cash-generating unit (CGU) with its recoverable amount. The carrying values of the segments reflect the equity allocations made by management, which are consistent with NatWest Group’s capital targets. Recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants. Value in use is the present value of expected future cash flows from the CGU. The recoverable amounts for all CGUs at 31 December 2021 were based on value in use, using management's latest five-year revenue and cost forecasts. These are discounted cash flow projections over five years. The forecast is then extrapolated in perpetuity using a long-term growth rate to compute a terminal value, which comprises the majority of the value in use. The long-term growth rates have been based on expected growth of the CGUs. The pre-tax risk discount rates are based on those observed to be applied to businesses regarded as peers of the CGUs.

Critical accounting policy: Goodwill

Critical estimates

Impairment testing involves a number of judgments. The key judgments are the five-year cash flow forecast, the long-term growth rate used to derive the terminal value, and the discount rate. Future value in use is primarily affected by changes in profitability and changes in discount rate. Adverse changes could lead to value in use falling below carrying value. The most likely cause for this would be a failure to meet budgets, including cost targets, or external downgrades in the UK economy.

17 Intangible assets continued

The impact of reasonably possible changes to the more significant variables in the value in use calculations is presented below. This reflects the sensitivity of the VIU to each key assumption on its own. It is possible that more than one change may occur at the same time.

						Consequential impact of 1%		Consequential impact of 5%
		Assumptions			Recoverable	adverse movement		adverse movement
		Terminal	Pre-tax	Cost:	amount exceeded	Discount	Terminal	Forecast	Forecast
	Goodwill	growth rate	discount rate	income ratio (1)	carrying value	rate	growth rate	Income	cost
31 December 2021	£bn	%	%	%	£bn	£bn	£bn	£bn	£bn
Retail Banking	2.6	1.6	13.9	51.6	6.8	(1.8)	(0.8)	(2.1)	(1.0)
Commercial Banking	2.6	1.6	13.9	52.3	6.3	(1.9)	(0.8)	(2.0)	(1.0)
RBS International	0.3	1.6	12.1	37.0	2.6	(0.6)	(0.3)	(0.4)	(0.1)

31 December 2020
Retail Banking	2.7	1.6	13.7	48.3	5.9	(1.8)	(0.8)	(2.0)	(0.9)
Commercial Banking	2.6	1.6	13.7	53.7	1.5	(1.5)	(0.5)	(1.8)	(0.9)
RBS International	0.3	1.6	12.1	42.7	1.1	(0.4)	(0.2)	(0.3)	(0.1)

(1)	Average Cost:income ratio % over the 5-year forecast period

The following table gives the percentage change in key assumptions that would reduce the headroom of CGUs to nil.

	2021				2020
	Terminal	Pre-tax	Forecast	Forecast	Terminal	Pre-tax	Forecast	Forecast
	growth rate	discount rate	income	cost	growth rate	discount rate	income	cost
Change in key assumptions to reduce headroom to nil (%)%		%	%	%	%	%	%	%
Retail Banking	(139.2)	8.1	(16.1)	32.7	(25.4)	6.2	(14.6)	33.9
Commercial Banking	(47.0)	6.6	(15.7)	32.8	(4.0)	1.3	(4.1)	8.2
RBS International	(85.2)	10.3	(30.3)	87.2	(10.8)	4.4	(18.6)	52.8